Consolidated Statement of Income - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2025	Apr. 30, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Interest, Dividend and Fee Income
Loans	$ 9,594	$ 9,501	$ 10,269	$ 29,216	$ 29,846
Securities (Note 2)	3,929	3,978	3,917	12,027	11,072
Securities borrowed or purchased under resale agreements	1,540	1,448	1,839	4,553	5,068
Deposits with banks	679	727	1,078	2,223	3,135
Interest, Dividend and Fee Income	15,742	15,654	17,103	48,019	49,121
Interest Expense
Deposits	7,008	7,268	8,974	22,400	25,812
Securities sold but not yet purchased and securities lent or sold under repurchase agreements	2,227	2,374	2,405	6,790	6,563
Subordinated debt	118	115	116	344	338
Other liabilities	893	800	814	2,494	2,378
Interest Expense	10,246	10,557	12,309	32,028	35,091
Net Interest Income	5,496	5,097	4,794	15,991	14,030
Non-Interest Revenue
Securities commissions and fees	286	275	278	849	818
Deposit and payment service charges	447	456	412	1,345	1,206
Trading revenues	406	819	622	2,027	1,681
Lending fees	327	324	353	1,013	1,126
Card fees	207	201	220	627	646
Investment management and custodial fees	589	556	528	1,719	1,512
Mutual fund revenues	376	353	339	1,092	977
Underwriting and advisory fees	453	415	332	1,248	1,047
Securities gains, other than trading (Note 2)	49	66	49	173	143
Foreign exchange gains, other than trading	65	62	67	203	196
Insurance service results (Note 5)	89	123	100	303	298
Insurance investment results (Notes 2 and 5)	29	(4)	17	85	33
Share of profit (loss) in associates and joint ventures	45	(2)	52	92	157
Other revenues (losses)	124	(62)	29	166	(32)
Non-Interest Revenue	3,492	3,582	3,398	10,942	9,808
Total Revenue	8,988	8,679	8,192	26,933	23,838
Provision for Credit Losses (Note 3)	797	1,054	906	2,862	2,238
Non-Interest Expense
Employee compensation	2,955	2,850	2,689	9,040	8,178
Premises and equipment	1,081	1,086	1,047	3,253	3,055
Amortization of intangible assets	278	296	277	862	832
Advertising and business development	198	210	217	582	610
Communications	82	95	98	263	299
Professional fees	172	141	136	459	406
Association, clearing and annual regulator fees	71	85	77	232	218
Other	268	256	298	860	1,474
Non-Interest Expense	5,105	5,019	4,839	15,551	15,072
Income Before Provision for Income Taxes	3,086	2,606	2,447	8,520	6,528
Provision for income taxes (Note 11)	756	644	582	2,090	1,505
Net Income	2,330	1,962	1,865	6,430	5,023
Attributable to:
Bank shareholders	2,327	1,960	1,865	6,421	5,017
Non-controlling interest in subsidiaries	3	2		9	6
Net Income	$ 2,330	$ 1,962	$ 1,865	$ 6,430	$ 5,023
Earnings Per Common Share (Canadian $) (Note 10)
Basic	$ 3.14	$ 2.51	$ 2.49	$ 8.48	$ 6.58
Diluted	3.14	2.5	2.48	8.47	6.57
Common shares [member]
Earnings Per Common Share (Canadian $) (Note 10)
Dividends per common share	$ 1.63	$ 1.59	$ 1.55	$ 4.81	$ 4.57